UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number (811-06404)
American Strategic Income Portfolio Inc.
(Exact name of registrant as specified in charter)
800 Nicollet Mall
Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)
Jill M. Stevenson
800 Nicollet Mall Minneapolis, MN 55402
(Name and address of agent for service)
800-677-3863
Registrant’s telephone number, including area code
Date of fiscal year end: 08/31/11
Date of reporting period: 11/30/10

Item 1.	Schedule of Investments.
Schedule of Investments       |       November 30, 2010 (unaudited)
American Strategic Income Portfolio (ASP)

	DATE			FAIR
DESCRIPTION	ACQUIRED	PAR	COST	VALUE ¶
(Percentages of each investment category relate to total net assets)

Whole Loans ¥ p — 57.3%
Commercial Loans — 44.7%
Advance Self Storage, Lincoln, NE, 6.13%, 1/1/11 b	12/30/05	$1,337,422	$1,337,422	$1,337,422
Buca Restaurant, Maple Grove, MN, 8.63%, 1/1/11	12/27/00	790,290	790,290	790,290
Copper Junction, Copper Mountain, CO, 6.38%, 7/1/17 b	6/14/07	1,878,864	1,878,864	1,972,807
Hampden Medical Office, Englewood, CO, 7.38%, 10/1/12	9/9/02	1,415,248	1,415,248	1,255,096
Integrity Plaza Shopping Center, Albuquerque, NM, 7.88%, 7/1/12 b	6/11/02	1,859,031	1,859,031	1,877,625
La Costa Meadows Industrial Park I, San Marcos, CA, 6.78%, 7/1/17 b ¶	6/28/07	1,250,000	1,250,000	1,312,500
La Costa Meadows Industrial Park II, San Marcos, CA, 7.53%, 7/1/17 b ¶	6/28/07	2,000,000	2,000,000	2,020,000
Minikahda Mini Storage IV, Minneapolis, MN, 7.15%, 7/1/15 b	2/28/06	1,620,701	1,620,701	1,669,322
Naples Boat Club, Naples, FL, 6.43%, 1/1/17 b	12/28/06	1,616,830	1,616,830	1,697,671
Orchard Commons, Englewood, CO, 8.63%, 4/1/11	3/28/01	933,962	933,962	933,962
Palace Court, Santa Fe, NM, 6.68%, 11/1/11 b	10/2/06	1,862,240	1,862,240	1,880,862
Par 3 Office Building, Bend, OR, 6.63%, 8/1/13 b ¶	8/3/06	1,900,000	1,900,000	1,995,000
Perkins Restaurant, Maple Grove, MN, 6.38%, 1/1/11 b	12/23/05	1,339,656	1,339,656	1,290,867
Stephens Center, Missoula, MT, 6.88%, 9/1/15 b	4/20/06	1,753,589	1,753,589	1,841,269
The Storage Place, Marana, AZ, 6.65%, 1/1/13 b ¶	12/20/07	3,200,000	3,200,000	2,918,010
			24,757,833	24,792,703

Multifamily Loans — 11.9%
Forest Club Apartments, Dallas, TX, 11.88%, 8/1/10 ¶ §	4/19/06	1,720,000	1,720,000	1,582,600
Hunt Club Apartments, Waco, TX, 5.64%, 7/1/11 b	6/3/04	1,129,631	1,129,631	926,570
Park Hollywood, Portland, OR, 7.38%, 6/1/12 b	5/31/02	1,068,387	1,068,387	1,089,755
Spring Creek Gardens, Plano, TX, 5.63%, 8/1/15 ¶	12/22/05	2,071,579	2,062,813	2,071,579
Villa Bonita, Chez Royalle, Fitzhugh Apartments I, Dallas, TX, 7.88%, 4/1/11	2/21/03	798,432	798,432	798,432
Villa Bonita, Chez Royalle, Fitzhugh Apartments II, Dallas, TX, 11.88%, 4/1/11	2/21/03	150,509	150,509	140,870
			6,929,772	6,609,806

Single Family Loans — 0.7%
American Portfolio, 1 loan, California, 3.13%, 1/1/17	7/18/95	15,952	15,195	15,821
Anivan, 1 loan, Maryland, 3.00%, 10/1/15	6/14/96	55,752	56,113	55,733
Bank of New Mexico, 1 loan, New Mexico, 3.88%, 2/1/18	5/31/96	27,932	27,932	28,422
Bluebonnet Savings & Loan, 4 loans, Texas, 3.73%, 11/11/14	5/22/92	60,489	60,489	60,673
Fairbanks, 1 loan, Utah, 4.13%, 11/1/18	5/21/92	15,763	13,379	16,008
Knutson Mortgage Portfolio I, 2 loans, Maine and Montana, 9.52%, 1/28/18	2/26/92	110,997	105,916	114,327
McClemore, Matrix Funding Corporation, 1 loan, North Carolina, 10.50%, 8/1/19	9/9/92	37,856	35,963	38,992
Nomura III, 2 loans, California & New York, 6.03%, 6/8/18	9/29/95	53,022	47,929	54,579
Rand Mortgage Corporation, 1 loan, Texas, 9.50%, 1/1/17	2/21/92	26,362	21,607	27,153
			384,523	411,708

Total Whole Loans			32,072,128	31,814,217

Corporate Note ¥ ¶ — 6.5%
Fixed Rate — 6.5%
Stratus Properties V, 8.75%, 12/31/14	6/1/07	3,500,000	3,500,000	3,605,000

U.S. Government Agency Mortgage-Backed Securities — 9.5%
Fixed Rate — 9.5%
Federal Home Loan Mortgage Corporation,
5.50%, 1/1/18, #E93231 a		282,913	287,954	307,055
9.00%, 7/1/30, #C40149		61,302	62,578	70,031
5.00%, 5/1/39, #G05430 a		1,388,169	1,423,855	1,468,534
Federal National Mortgage Association,
6.00%, 10/1/16, #610761 a		133,183	134,535	145,611
5.00%, 7/1/18, #724954 a		828,687	828,017	890,208
FIRST AMERICAN MORTGAGE FUNDS       |       2010 QUARTERLY REPORT

Schedule of Investments       |       November 30, 2010 (unaudited)
American Strategic Income Portfolio (ASP)

	PAR/		FAIR
DESCRIPTION	SHARES	COST	VALUE ¶
6.50%, 6/1/29, #252497 a	$91,177	$90,699	$103,041
7.50%, 3/1/30, #495694	36,024	35,565	40,197
7.50%, 5/1/30, #535289 a	22,678	22,081	26,076
8.00%, 5/1/30, #538266 a	7,197	7,127	8,488
6.00%, 5/1/31, #535909 a	173,468	174,245	191,301
6.50%, 11/1/31, #613339 a	93,302	94,938	105,442
5.50%, 7/1/33, #720735 a	1,114,894	1,104,186	1,206,826
5.00%, 7/1/39, #935588 a	681,702	697,570	723,404

Total U.S. Government Agency Mortgage-Backed Securities		4,963,350	5,286,214

Commercial Mortgage-Backed Securities ¶ — 27.6%
Other — 27.6%
Bear Stearns Commercial Mortgage Securities,
5.91%, 9/11/38, Series 2006-PW12, Class A4 Δ	1,200,000	985,666	1,321,261
5.69%, 6/11/50, Series 2007-PWR17, Class A4	1,985,000	1,774,481	2,104,792
5.74%, 9/11/42, Series 2007-T28, Class A4	1,200,000	945,269	1,299,589
Citigroup/Deutsche Bank Commercial Mortgage Trust,
5.40%, 7/15/44, Series 2005-CD1, Class A4 b Δ	2,357,000	1,538,393	2,574,305
5.89%, 11/15/44, Series 2007-CD5, Class A4 Δ	1,550,000	1,450,076	1,659,007
GS Mortgage Securities Corporation II, Series 2006-GG8, Class A4, 5.56%, 11/10/39	2,900,000	2,042,719	3,075,882
LB-UBS Commercial Mortgage Trust, Series 2008-C1, Class A2, 6.32%, 4/15/41 Δ	1,875,000	1,399,057	2,049,773
Morgan Stanley Capital I, Series 2007-T27, Class A4, 5.80%, 6/13/42 Δ	1,160,000	940,956	1,267,117

Total Commercial Mortgage-Backed Securities		11,076,617	15,351,726

Preferred Stocks — 25.5%
Real Estate Investment Trusts — 25.5%
AMB Property, Series L	26,560	597,940	619,910
AMB Property, Series M	5,600	139,850	134,400
BRE Properties, Series C	30,150	599,080	744,403
BRE Properties, Series D	2,400	47,688	58,896
Developers Diversified Realty, Series G	20,000	447,000	499,000
Developers Diversified Realty, Series H	12,060	247,230	287,028
Developers Diversified Realty, Series I	1,950	40,658	47,190
Duke Realty, Series J	2,100	52,246	48,153
Duke Realty, Series L	8,750	167,300	200,550
Duke Realty, Series M	26,120	532,400	641,768
Duke Realty, Series O	20,300	479,080	538,356
Equity Residential Properties, Series N b	28,800	557,520	715,968
Kimco Realty, Series G	50,700	1,320,735	1,309,074
National Retail Properties, Series C	25,000	527,500	623,750
ProLogis Trust, Series F	5,975	139,549	141,727
ProLogis Trust, Series G	3,800	79,800	90,478
PS Business Parks, Series H b	22,060	389,700	548,191
PS Business Parks, Series I b	4,240	83,401	103,668
PS Business Parks, Series M b	12,060	248,436	300,897
PS Business Parks, Series P b	3,750	71,887	91,312
Public Storage, Series A b	6,000	144,291	148,380
Public Storage, Series C b	5,000	100,000	124,300
Public Storage, Series E b	14,200	263,000	355,568
Public Storage, Series F b	9,300	231,105	230,361
Public Storage, Series I b	12,060	262,305	308,857
Public Storage, Series K b	8,000	174,000	204,880
Public Storage, Series X b	3,000	74,330	74,160
Public Storage, Series Z b	11,500	282,309	288,075
Realty Income, Series D b	20,500	546,185	516,805
Realty Income, Series E b	37,060	714,246	915,753
FIRST AMERICAN MORTGAGE FUNDS       |       2010 QUARTERLY REPORT

Schedule of Investments       |       November 30, 2010 (unaudited)
American Strategic Income Portfolio (ASP)

			FAIR
DESCRIPTION	SHARES	COST	VALUE ¶
Regency Centers, Series C b	22,060	$482,737	$548,191
Regency Centers, Series E b	24,060	483,600	581,290
Simon Property Group, Series J	11,000	511,500	714,890
UDR, Series G	22,000	506,000	546,920
Vornado Realty Trust, Series E b	4,800	121,338	119,040
Vornado Realty Trust, Series G	30,000	483,000	719,700

Total Preferred Stocks		12,148,946	14,141,889

Total Unaffiliated Investments		63,761,041	70,199,046

Short-Term Investment — 1.7%
First American Prime Obligations Fund, Class Z, 0.09% x	947,803	947,803	947,803

Total Investments ▲ — 128.1%		$64,708,844	$71,146,849

Other Assets and Liabilities, Net — (28.1)%			(15,621,998)

Total Net Assets — 100.0%			$55,524,851

¶	The fund’s investments in whole loans (single family, multifamily, and commercial), are generally not traded in any organized market and therefore, market quotations are not readily available. These investments are valued at fair value according to procedures adopted by the fund’s board of directors. Pursuant to these procedures, these investments are initially fair valued at cost as this approximates fair value and adjusted using a U.S. Bancorp Asset Management, Inc. (“USBAM”) pricing model designed to incorporate, among other things, the present value of the projected stream of cash flows on such investments. The pricing model takes into account a number of relevant factors including the projected rate of prepayments, the delinquency profile, the historical payment record, the expected yield at purchase, changes in prevailing interest rates, and changes in the real or perceived liquidity of whole loans as the case may be. Changes in prevailing interest rates, real or perceived liquidity, yield spreads, and creditworthiness are factored into the pricing model each week. The results of the pricing model may be further subject to price floors given the intrinsic values of the underlying properties subject to the loans and ceilings due to the illiquid nature of the loans. USBAM has modified, and may in the future modify, price floors, price ceilings, and other factors contained in the model in light of changing economic and market conditions. Such modifications will affect the fund’s net asset value.

Certain mortgage loan information is received once a month. This information includes, but is not limited to, the projected rate of prepayments, projected rate and severity of defaults, the delinquency profile, and the historical payment record. Valuations of whole loans are determined no less frequently than weekly. Although USBAM believes the pricing model to be reasonable and appropriate, the actual values that may be realized upon the sale of whole loans can only be determined in negotiations between the fund and third parties.

Security valuations for the fund’s investments (other than whole loans) are generally furnished by an independent pricing service that has been approved by the fund’s board of directors. Investments in equity securities that are traded on a national securities exchange (or reported on the Nasdaq national market system) are stated at the last quoted sales price if readily available for such securities on each business day. For securities traded on the Nasdaq national market system, the fund utilizes the Nasdaq Official Closing Price which compares the last trade to the bid/ask price of a security. If the last trade falls within the bid/ask range, then that price will be the closing price. If the last trade is outside the bid/ask range, and falls above the ask, then the ask price will be the closing price. If the last trade is below the bid, then the bid will be the closing price. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Investments in open-end funds are valued at their respective net asset values on the valuation date.

Debt obligations exceeding 60 days to maturity are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost which approximates market value.
FIRST AMERICAN MORTGAGE FUNDS       |       2010 QUARTERLY REPORT

Schedule of Investments       |       November 30, 2010 (unaudited)
American Strategic Income Portfolio (ASP)

The following investment vehicles, when held by the fund, are priced as follows: exchange listed futures and options on futures are priced at their last sale price on the exchange on which they are principally traded, as determined by USBAM on the day the valuation is made. If there were no sales on that day, futures and options on futures will be valued at the last reported bid price. Options on securities and indices traded on Nasdaq or listed on a stock exchange are valued at the last sale price on Nasdaq or on any exchange on the day the valuation is made. If there were no sales on that day, the options will be valued at the last sale price on the previous valuation date. Last sale prices are obtained from an independent pricing service. Forward contracts, swaps, and over-the-counter options on securities and indices are valued at the quotations received from an independent pricing service, if available.

When market quotations are not readily available, securities are internally valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased or sold. If events occur that materially affect the value of securities between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value. The use of fair value pricing by the fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without fair value pricing.

In accordance with the valuation procedures adopted by the fund’s board of directors, real estate acquired through foreclosure, if any, is initially valued similar to defaulted multifamily and commercial whole loans. The value is subsequently revised to an estimated market value, as determined by independent third party appraisals, less estimated selling costs.

As of November 30, 2010, the fund held internally fair valued securities which are disclosed in footnote ∞.

∞	Securities purchased as part of a private placement which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933 and which are considered to be illiquid. These securities are fair valued in accordance with the board approved valuation procedures. On November 30, 2010, the fair value of these securities was $35,419,217 or 63.8% of total net assets.

p	Interest rates on commercial and multifamily loans are the net coupon rates in effect (after reducing the coupon rate by any mortgage servicing fees paid to mortgage servicers) on November 30, 2010. Interest rates and maturity dates disclosed on single family loans represent the weighted average coupon and weighted average maturity for the underlying mortgage loans as of November 30, 2010.

b	Securities pledged as collateral for outstanding borrowings under a loan agreement with Massachusetts Mutual Life Insurance Company (“MMLIC”). On November 30, 2010, securities valued at $31,983,041 were pledged as collateral for the following outstanding borrowings:

		Accrued
Amount	Rate*	Interest
$8,600,000	5.00%	$1,195
2,400,000	5.00%	333

$11,000,000		$1,528

*	Interest rate as of November 30, 2010. Rate is based on the London Interbank Offered Rate (“LIBOR”) plus 2.625% subject to a “floor” interest rate of 5.00% and reset monthly.

Description of collateral:

Whole Loans

Advance Self Storage, Lincoln, NE, 6.13%, 1/1/11, $1,337,422 par

Copper Junction, Copper Mountain, CO, 6.38%, 7/1/17, $1,878,864 par

Hunt Club Apartments, Waco, TX, 5.64%, 7/1/11, $1,129,631 par

Integrity Plaza Shopping Center, Albuquerque, NM, 7.88%, 7/1/12, $1,859,031 par

La Costa Meadows Industrial Park I, San Marcos, CA, 6.78%, 7/1/17, $1,250,000 par

La Costa Meadows Industrial Park II, San Marcos, CA, 7.53%, 7/1/17, $2,000,000 par

Minikahda Mini Storage IV, Minneapolis, MN, 7.15%, 7/1/15, $1,620,701 par

Naples Boat Club, Naples, FL, 6.43%, 1/1/17, $1,616,830 par

Palace Court, Santa Fe, NM, 6.68%, 11/1/11, $1,862,240 par

Par 3 Office Building, Bend, OR, 6.63%, 8/1/13, $1,900,000 par

Park Hollywood, Portland, OR, 7.38%, 6/1/12, $1,068,387 par

Perkins Restaurant, Maple Grove, MN, 6.38%, 1/1/11, $1,339,656 par

Stephens Center, Missoula, MT, 6.88%, 9/1/15, $1,753,589 par

The Storage Place, Marana, AZ, 6.65%, 1/1/13, $3,200,000 par

Commercial Mortgage-Backed Security

Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A4, 5.40%, 7/15/44, $2,357,000 par Preferred Stocks

Equity Residential Properties, Series N, 4,800 shares

PS Business Parks, Series H, 22,060 shares
FIRST AMERICAN MORTGAGE FUNDS       |       2010 QUARTERLY REPORT

Schedule of Investments       |       November 30, 2010 (unaudited)
American Strategic Income Portfolio (ASP)

PS Business Parks, Series I, 4,240 shares

PS Business Parks, Series M, 12,060 shares
PS Business Parks, Series P, 3,750 shares

Public Storage, Series A, 6,000 shares

Public Storage, Series C, 5,000 shares

Public Storage, Series E, 14,200 shares

Public Storage, Series F, 9,300 shares

Public Storage, Series I, 12,060 shares

Public Storage, Series K, 8,000 shares

Public Storage, Series X, 3,000 shares

Public Storage, Series Z, 11,500 shares

Realty Income, Series D, 20,500 shares

Realty Income, Series E, 37,060 shares

Regency Centers, Series C, 22,060 shares

Regency Centers, Series E, 24,060 shares

Vornado Realty Trust, Series E, 4,800 shares

The fund has entered into a loan agreement with MMLIC under which MMLIC made a term loan to the fund of $8,600,000, which matures on July 31, 2011, and agreed to make revolving loans to the fund of up to $2,400,000. Loans made under the loan agreement are secured by whole loans, commercial mortgage-backed securities, and preferred stocks in the fund’s portfolio and bear interest at the one-month LIBOR plus 2.625% with a “floor” interest rate of 5.00%. In addition, the fund pays an annual fee of 1.28% on any unused portion of the fund’s revolving loan commitment.

¶	Interest Only — Represents securities that entitle holders to receive only interest payments on the mortgage. Principal balance on the loan is due at maturity. The interest rate disclosed represents the net coupon rate in effect as of November 30, 2010.

§	Loan has matured and the fund is anticipating payoff or refinancing. Unless disclosed otherwise, the loan continues to make monthly payments.

Δ	Variable Rate Security — The rate shown is the net coupon rate in effect as of November 30, 2010.

a	Securities pledged as collateral for outstanding reverse repurchase agreements. On November 30, 2010, securities valued at $5,175,986 were pledged as collateral for the following outstanding reverse repurchase agreements:

					Name of Broker
	Acquisition			Accrued	and Description
Amount	Date	Rate*	Due	Interest	of Collateral
$4,224,709	11/24/10	0.30%	12/27/10	$247	(1)
691,862	11/08/10	0.29%	12/08/10	128	(2)

$4,916,571				$375

*	Interest rate as of November 30, 2010. Rate is based on the LIBOR plus a spread and reset monthly.

Name of broker and description of collateral:

(1)	Goldman Sachs:

Federal Home Loan Mortgage Corporation, 5.50%, 1/1/18, $282,913 par

Federal Home Loan Mortgage Corporation, 5.00%, 5/1/39, $1,388,169 par

Federal National Mortgage Association, 6.00%, 10/1/16, $133,183 par

Federal National Mortgage Association, 5.00%, 7/1/18, $828,687 par

Federal National Mortgage Association, 6.50%, 6/1/29, $91,177 par

Federal National Mortgage Association, 7.50%, 5/1/30, $22,678 par

Federal National Mortgage Association, 8.00%, 5/1/30, $7,197 par

Federal National Mortgage Association, 6.00%, 5/1/31, $173,468 par

Federal National Mortgage Association, 6.50%, 11/1/31, $93,302 par

Federal National Mortgage Association, 5.50%, 7/1/33, $1,114,894 par

(2)	Goldman Sachs:

Federal National Mortgage Association, 5.00%, 7/1/39, $681,702 par

The fund has entered into a lending commitment with Goldman Sachs. The monthly agreement permits the fund to enter into reverse repurchase agreements using U.S. Government Agency Mortgage-Backed Securities as collateral.
FIRST AMERICAN MORTGAGE FUNDS       |       2010 QUARTERLY REPORT

Schedule of Investments       |       November 30, 2010 (unaudited)
American Strategic Income Portfolio (ASP)

x	Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for the fund. The rate shown is the annualized seven-day effective yield as of November 30, 2010.

▲	On November 30, 2010, the cost of investments for federal income tax purposes was approximately $64,708,844. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$7,333,212
Gross unrealized depreciation	(895,207)

Net unrealized appreciation	$6,438,005

Summary of Fair Value Exposure
Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of the fund are securities that are not traded in any organized market, or for which there are significant unobservable fair value inputs available such as the fund’s investments in whole loans.
The valuation levels are not necessarily an indication of the risk associated with investing in these investments.
As of November 30, 2010, the fund’s investments were classified as follows:

				Total
	Level 1	Level 2	Level 3	Fair Value
Investments
Whole Loans	$—	$—	$31,814,217	$31,814,217
Corporate Note	—	—	3,605,000	3,605,000
U.S. Government Agency Mortgage-Backed Securities	—	5,286,214	—	5,286,214
Commercial Mortgage-Backed Securities	—	15,351,726	—	15,351,726
Preferred Stocks	14,141,889	—	—	14,141,889
Short-Term Investment	947,803	—	—	947,803

Total Investments	$15,089,692	$20,637,940	$35,419,217	$71,146,849

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Whole	Corporate	Total
	Loans	Note	Fair Value
Balance as of August 31, 2010	$31,982,607	$3,605,000	$35,587,607
Realized gain (loss)	640	—	640
Net change in unrealized appreciation or depreciation	(46,813)	—	(46,813)
Net purchases (sales)	(122,217)	—	(122,217)

Balance as of November 30, 2010	$31,814,217	$3,605,000	$35,419,217

Net change in unrealized appreciation or depreciation during the period of Level 3 investments held as of November 30, 2010	$(46,813)	$—	$(46,813)

During the period ended November 30, 2010, the funds recognized no significant transfers to/from Level 1 or Level 2. Transfers in and/or out of Level 3 are shown using beginning of period values.
FIRST AMERICAN MORTGAGE FUNDS       |       2010 QUARTERLY REPORT

Item 2.	Controls and Procedures.
(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Strategic Income Portfolio Inc.
By:	/s/ Joseph M. Ulrey III
Joseph M. Ulrey III
President
Date: January 26, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joseph M. Ulrey III
Joseph M. Ulrey III
President
Date: January 26, 2011

By:	/s/ Jill M. Stevenson
Jill M. Stevenson
Treasurer
Date: January 26, 2011